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The Prudential Insurance Company of America   Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department


                                              The Prudential Insurance
                                              Company of America
                                              213 Washington Street
                                              Newark, NJ  07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                January 5, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  Prudential Variable Appreciable Account
             (Registration No. 333-64957)

Ladies and Gentlemen:

        Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Pre-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on December 23, 1998. (Accession No. 0000950130-98-006039)



                               By:  /s/ Thomas C. Castano
                                   -----------------------------
                                    Thomas C. Castano
                                    Assistant General Counsel
                                    The Prudential Insurance Company of America